Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ 163,479	$ 80,979	$ 80,979
Bad debt expense	6,795		8,333,687
Write-offs	(95,414)
Ending balance	$ 74,860		$ 163,479	$ 80,979